SunAmerica Asset Management, LLC
30 Hudson Street, 16th Floor
Jersey City, NJ 07302

(551) 235-3560
Edward.Gizzi@corebridgefinancial.com

Edward Gizzi
Associate General Counsel

May 3, 2024

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	SunAmerica Series Trust (the “Registrant”)

Registration File Nos. 033-52742 and 811-07238

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has elected to file the certifications set out below in lieu of electronically filing definitive copies of any of the three prospectuses or the Statements of Additional Information for the SA Wellington Capital Appreciation Portfolio, SA Wellington Government and Quality Bond Portfolio and the SA Wellington Strategic Multi-Asset Portfolio, or for the SA American Funds® Asset Allocation Portfolio, SA American Funds® Global Growth Portfolio, SA American Funds® Growth Portfolio, SA American Funds® Growth-Income Portfolio and SA American Funds® VCP Managed Allocation Portfolio, contained in its most recent amendment to its registration statement on Form N-1A (the “Amendment”), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that:

1. the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment; and

2. the Amendment, which is designated as Post-Effective Amendment No. 133 under the 1933 Act and Amendment No. 134 under the Investment Company Act of 1940, as amended, was filed electronically on April 26, 2024. Post-Effective Amendment No. 133 became effective on April 29, 2024 pursuant Rule 485(b) under the 1933 Act.

Should you have any comments or questions, please contact the undersigned at (551) 235-3560.

Very truly yours,

/s/ Edward Gizzi
Edward Gizzi